Impaired Loans (Detail) (KRW) In Millions	12 Months Ended															12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2010 Commercial Loan Commercial and Industrial Impaired Financing Receivable with Related Allowance	Dec. 31, 2010 Commercial Loan Other commercial Impaired Financing Receivable with Related Allowance	Dec. 31, 2010 Commercial Loan Lease Financings Impaired Financing Receivable with Related Allowance	Dec. 31, 2010 Commercial Loan Impaired Financing Receivable with Related Allowance	Dec. 31, 2009 Impaired Financing Receivable with Related Allowance	Dec. 31, 2008 Impaired Financing Receivable with Related Allowance	Dec. 31, 2010 Commercial Loan Commercial and Industrial Impaired Financing Receivable with No Related Allowance	Dec. 31, 2010 Commercial Loan Other commercial Impaired Financing Receivable with No Related Allowance	Dec. 31, 2010 Commercial Loan Lease Financings Impaired Financing Receivable with No Related Allowance	Dec. 31, 2010 Commercial Loan Impaired Financing Receivable with No Related Allowance	Dec. 31, 2009 Impaired Financing Receivable with No Related Allowance	Dec. 31, 2008 Impaired Financing Receivable with No Related Allowance	Dec. 31, 2010 Commercial Loan	Dec. 31, 2010 Commercial Loan Commercial and Industrial	Dec. 31, 2010 Commercial Loan Other commercial	Dec. 31, 2010 Commercial Loan Lease Financings
Financing Receivable, Impaired [Line Items]
Impaired loans with/without allowance	2,325,667	2,177,594	3,070,578	1,399,375	997,634	11,161	2,408,170	2,111,904	1,953,024	38,269	11,233	1,234	50,736	213,763	224,570	2,458,906	1,437,643	1,008,868	12,395
Allowance for impaired loans	1,350,209	1,181,446														1,245,258	741,304	494,183	9,771
Average balance for impaired loans	2,117,768	1,910,041														2,200,394	1,323,512	864,487	12,395
Interest income for impaired loans	48,223	79,251														68,441	52,611	15,830